8. FAIR VALUE MEASUREMENTS (Details 4) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,892
Warrant exercises	(260)
Adjustments to fair value for the period	(93)
Ending Balance	8,079
Warrants [Member] | Issuance In January [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	2,657
Warrants [Member] | Issuance In March [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	883
Conversion Feature [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance
Warrant exercises
Adjustments to fair value for the period
Ending Balance	1,401
Conversion Feature [Member] | Issuance In January [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants
Conversion Feature [Member] | Issuance In March [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	$ 1,401